Subsequent Events	2 Months Ended
Sep. 30, 2012
Subsequent Events [Abstract]
Subsequent Events
11.   Subsequent Events

On October 3, 2012, the Company advanced to the Seller an amount of $1,910,000 in accordance with the terms of the addendum to the MOA for the acquisition of Vega Juniz.

On October 5, 2012 the Company signed an advisory services agreement with Shipinvest Brokers Ltd (“Consultants”), a third party, to provide consulting services related to identifying, sourcing, negotiating, arranging the employment and / or sale or purchase of the Company’s assets. The Consultants will receive a success fee of $250,000 related to the completion of a transaction with a third party, 1.25% in connection with employment arrangements and 1% in connection of sale and purchase activities. This contract has a duration of five years, thereafter rolling until mutual agreement to terminate.

On October 22, 2012, the shareholders of the Company entered into an addendum to the Shareholders Agreement, whereby it was agreed that the Company would proceed with the acquisition of the OSRV, Vega Emtoli, which is currently under construction. According to this addendum, the purchase price of this vessel is $16,600,000, including the estimated cost for the installation of the oil spill response equipment. At that date, the Non-controlling Shareholder transferred to the Company the shares of its 100% subsidiary, Vega Emtoli AS, buying company of the OSRV Vega Emtoli. On October 30, 2012 the Company deposited $1,090,000 in an escrow account in the joint names of the buyer of the OSRV Vega Emtoli, Vega Emtoli AS and the seller of the OSRV Vega Emtoli, Asian Offshore IV AS, the latter a third party, with respect to the acquisition of the vessel. On December 28, 2012 the Company took delivery of the OSRV Vega Emtoli as an owner, following the payment of the final delivery installment due to Asian Offshore IV AS.

On November 1, 2012 the Company signed a loan facility for senior secured debt (the “Mezzanine Senior Facility”) with Mezzanine Financing Investment III Ltd, a third party, for an amount of $16,800,000, offered with an Original Issue Discount of 16.7%, providing the Company with net proceeds of $14,000,000.

The Mezzanine Senior Facility was fully drawn (providing the Company with net funding proceeds of US$14,000,000 (after the application of the Original Issue Discount) on November 2, 2012 to partly finance the acquisition cost of Vega Juniz and for working capital purposes. As of the date hereof, the said facility has been fully repaid. There are no remaining undrawn commitments under this facility.

The Mezzanine Senior Facility has been refinanced in fully by a subordinated term loan facility, dated November 23, 2012, entered into by and between Mezzanine Financing Investment III Ltd., as junior lender, and the Vega Corona AS, Vega Crusader AS, Vega Juniz AS and Vega Emtoli AS, as Borrowers, providing the Borrowers with a junior term loan for an amount of up to US$16,800,000, offered with an original issue discount of 16.7%, which shall provide the Borrowers with net funding proceeds of up to US$14,000,000 (“the Mezzanine Junior Facility”). Repayment installments will be based on a 10 year straight line amortization profile commencing on June 30, 2015. There are no remaining undrawn commitments under this facility.

On November 2, 2012, the Company deposited $10,550,000 in an escrow account held to the order of the buyer of Vega Juniz, Vega Juniz AS representing the outstanding amount for the acquisition of the vessel Vega Juniz. This amount was released to the Seller on November 12, 2012.

On November 16, 2012, in order to fund a portion of the working capital requirements, the Company signed a short term working capital loan facility with Mezzanine Financing Investment III Ltd, for an amount of $6,000,000, offered with an Original Issue Discount of 16.7% providing the Company with net proceeds of $5,000,000 and is repayable within one year from its November 19, 2012 drawdown date for an amount of $6,742,570.

On November 23, 2012, the Company signed a senior secured loan agreement with the Lending Bank (the “Senior Debt Facility”) providing for a principal amount of up to $38,220,000 for partly financing the purchase of two PSVs (Vega Crusader and Vega Corona) and two OSRVs (Vega Juniz and Vega Emtoli).

The Senior Debt Facility has a six year term and bears interest at a rate of LIBOR plus 4%. It may be drawn against in up to six draw downs, comprised of four draw downs of up to $7,637,500 each for each of the Vega Crusader, Vega Corona, Vega Juniz and Vega Emtoli, plus two additional draw downs of up to $3,835,000 each for the oil recovery equipment to be installed on each of the Vega Juniz and Vega Emtoli. The borrowers shall repay the facility in 24 consecutive quarterly installments commencing three months after the first drawdown, plus a balloon payment together with the last installment. The Company has drawn down an amount of $30,550,000 under the Senior Debt Facility, up to the date of the issuance of these consolidated financial statements.

On November 27, 2012 the Company took delivery of Vega Crusader as an owner, following the payment of the final delivery instalment due to the Seller and the concurrent termination of the bareboat agreement.

On November 29, 2012 the Company took delivery of Vega Corona as an owner, following the payment of the final delivery instalment due to the Seller and the concurrent termination of the bareboat agreement.

The Controlling Shareholder, subsequent to September 30, 2012, contributed to the Company through various cash transfers, an aggregate amount of $5,121,501, as part of its commitment in accordance with the shareholders agreement dated August 10, 2012 as amended and supplemented on September 18, 2012 and October 22, 2012.
Subsequent events have been evaluated through January 22, 2013, the date of issuance of these consolidated financial statements.